EARNINGS PER SHARE DATA (Details)	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
EARNINGS PER SHARE DATA
Basic weighted-average shares outstanding	264,317,000	263,466,000	266,394,000
Dilutive potential common shares	5,907,000	5,425,000	5,521,000
Diluted weighted-average shares outstanding	270,224,000	268,891,000	271,915,000
Weighted average stock options not included in the computation of dilutive potential common shares	400,000	2,200,000	700,000